Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2021:

Name of related parties	Relationship with the Company
Tu Jingyi (“Mr. Tu”)	Controlling shareholder
Long Top Limited	Mr. Tu’s father is the majority shareholder
Guardforce TH Group Company Limited	Mr. Tu’s father is the majority shareholder
Guardforce Security (Thailand) Company Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Bangkok Bank Public Company Limited	Minority shareholder
Shenzhen Junwei Investment Development Company Limited	Minority shareholder
Guardforce Aviation Security Company Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Guardforce 3 Limited	Mr. Tu’s father is the majority shareholder
Guardforce Group Limited	Controlled by Mr. Tu’s father
Guardforce AI Technology Limited	Holding Company
Guardforce AI Service Limited	Holding Company
Profit Raider Investment Limited (“Profit Raider”)	10% shareholder effective March 2020
Shenzhen Douguaer Investment Partnership	Ultimately controlled by Mr. Tu
Guardforce Holdings (HK) Limited	Controlled by Mr. Tu’s father
Guardforce Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	Controlled by Mr. Tu
Perfekt Technology & System Co., Ltd.	Mr. Tu’s father is the majority shareholder of its ultimate holding company
GF Robotics Malaysia Sdn. Bhd	Controlled by Mr. Tu’s brother
Macau GF Robotics Limited	Controlled by Mr. Tu’s brother
Quantum Infosec Inc (“Quantum”)	Minority shareholder of Handshake
Richard Stagg	Director of Handshake
GF Technovation Company Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company

The principal related party balances and transactions as of and for the years ended December 31, 2021, 2020 and 2019 are as follows:

Amounts due from related parties:

	As of December 31,
	2021	2020
Guardforce TH Group Company Limited	6,335	6,026
Guardforce AI Technology Limited	626	-
Guardforce AI Service Limited	626	-
Bangkok Bank Public Company Limited	-	443
Guardforce Limited	-	20,647
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	-	346,152
GF Robotics Malaysia Sdn. Bhd	11,973	-
Macau GF Robotics Limited	5,058	-
Quantum Infosec Inc	1,389	-
	$26,007	$373,268

Amounts due from related parties as of December 31, 2021 represent business advances for operational purposes.

Amounts due to related parties:

		As of December 31,
		2021	2020
Tu Jingyi	(a)	109,607	88,047
Shenzhen Junwei Investment Development Company Limited		-	225,085
Guardforce Holdings (HK) Limited	(b)	163,590	156,782
Profit Raider Investment Limited	(a)	1,626,726	1,136,664
Guardforce Aviation Security Company Limited		-	1,224
Guardforce Security (Thailand) Company Limited		-	62,667
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(c)	301,853	-
Richard Stagg	(d)	15,976	-
		$2,217,752	$1,670,469

(a)	Amounts due to Mr. Tu Jingyi and Profit Raider Investment Limited represented interest accrued on the respective loans.

(b)	Amounts due to Guardforce Holdings (HK) Limited comprised of $28,896 advances made and $134,694 accrued interests on the loans.

(c)	Amounts due to Shenzhen Intelligent Guardforce Robot Technology Co., Limited represent accounts payable for the purchase of robots from a related party.

(d)	Amounts due to Richard Stagg represent advance from a related party with no fixed term of repayment. The interest rate was 8% per annum for the year ended December 31, 2021, which had been reduced to 3% per annum beginning January 1, 2022.

Short-term borrowings from related parties:

		As of December 31,
		2021	2020
Profit Raider Investment Limited	(a)	$13,506,184	$-

Long-term borrowings from related parties:

		As of December 31,
		2021	2020
Guardforce Holdings (HK) Limited	(b)	$3,895,500	$4,140,500
Tu Jingyi	(c)	1,437,303	1,437,303
Profit Raider Investment Limited	(a)	-	13,508,009
		$5,332,803	$19,085,812

(a)	On April 29, 2018, Guardforce TH Group Company Limited entered into an agreement with Profit Raider Investment Limited to transfer the loan between Guardforce TH and the Company to Profit Raider. As a result, the Company recorded a short-term borrowing from a third party in the amount of $13.42 million bearing interest at 4% from April 30, 2019 to December 31, 2019 and 3.22% prior to April 30, 2019. The Company assumed an additional liability of approximately $576,000 which has been treated as an additional expense paid in 2018. The holding companies have guaranteed the short-term borrowings from Profit Raider which amount is due on December 31, 2020. On March 13, 2020, the Company’s Board of Directors approved the transfer of 1,666,666 ordinary shares of Guardforce AI Co. Limited from Guardforce AI Technology to Profit Raider. As a result of this share transfer, Profit Raider is deemed an affiliate of the Company and therefore this borrowing is presented as a related party loan since March 2020 and the loan was extended to December 31, 2022 with the same terms and conditions with an interest rate at 4%. For the year ended December 31, 2021, 2020 and 2019, interest expense was $612,387, $579,039 and $293,827, respectively. As of the date of this report, the Company has been negotiating with Profit Raider on the further extension of loan which will be due on December 31, 2022.

(b)	On December 31, 2019, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2021 and 2020, the Company repaid $245,000 and $507,998 to partially settle the principal, respectively. The loan was extended to December 22, 2022 bearing interest rate at 2%. For the years ended December 31, 2021 and 2020, interest expense on this loan was $14,940 and $19,840, respectively.

On April 17, 2020, the Company borrowed $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan is due on April 16, 2023. For the year ended December 31, 2021 and 2020, interest expense on this loan was $54,700 and $34,187, respectively.

On September 9, 2020, the Company borrowed $413,500. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the year ended December 31, 2021 and 2020, interest expense on this loan was $8,270 and $2,757, respectively.

(c)	On September 1, 2018, the Company entered into an agreement with Mr. Tu Jingyi whereby Mr. Tu Jingyi borrowed $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 3%. The loan was expired on August 31, 2019, which was extended to August 31, 2020. On September 1, 2020, the Company further extended the loan to August 31, 2022 with an interest rate at 1.5%. For the years ended December 31, 2021, 2020 and 2019, interest expense on this loan was $21,560, $35,933 and $38,000, respectively.

Related party transactions:

		For the years ended December 31,
	Nature	2021	2020	2019
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$763,256	$714,625	$415,604
Guardforce Aviation Security Company Limited	(b)	5,739	13,190	4,219
Perfekt Technology & System Co., Ltd.	(c)	6,850	35,842	-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(d)	5,702,103	1,584,873	-
Profit Raider Investment Limited		-	150,000	-
		$6,477,948	$2,498,530	$419,823

Service/ Products delivered to related parties:
Bangkok Bank Public Company Limited		$-	$9,726	$-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Commission		-	158,487	-
Guardforce Limited	(e)	12,846	205,589	-
GF Technovation Company Limited	(e)	98,781	-	-
		$111,627	$373,802	$-

Nature of transactions:

(a)	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company;

(b)	Guardforce Aviation Security Co., Ltd. provided escort services to the Company;

(c)	Perfekt Technology & System Co., Ltd. provided security equipment to the Company;

(d)	The Company purchased robots from Shenzhen Intelligent Guardforce Robot Technology Co., Limited;

(e)	Guardforce Limited and GF Technovation Company Limited are fellow subsidiaries. GF Technovation Company Limited was incorporated in 2021 for running robotics related business. The Company sold robots to GF Technovation Company Limited in place of Guardforce Limited beginning March 2021.

As disclosed on Note 1, the Company entered into a Sale and Purchase Agreement (the “Kewei Agreement”) with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in Shenzhen Keweien Robot Service Co., Ltd. and Guangzhou Kewei Robot Technology Co., Ltd. from Shenzhen Kewei. Shenzhen Kewei. This is a related party transaction since the Shenzhen Kewei and the two acquirees are controlled by Mr. Tu Jingyi.